                     GOVERNMENT INCOME FUND SERIES
[AMERICAN NATIONAL]
                     PRIMARY FUND SERIES
                     TAX FREE FUND SERIES

    [SM&R CAPITAL FUNDS]
          P R O S P E C T U S

                       SM&R CAPITAL FUNDS, INC. - One Moody Plaza - Galveston, Texas 77550
                       Telephone Number: (409) 763-8272   -   Toll Free: 1 (800)
                       231-4639
                       December 29, 1995

            DIRECTORS                                                                                           OFFICERS
            Samuel K. Finegan             Michael W. McCroskey                   Michael W. McCroskey, President and CEO
            Brent E. Masel, M.D.          Andrew J. Mytelka             Brenda T. Koelemay, Vice President and Treasurer
            Allan W. Matthews             Edwin K. Nolan                                Emerson V. Unger, Vice President
            Lea McLeod Matthews           Louis E. Pauls, Jr.            Teresa E. Axelson, Vice President and Secretary
            Shannon L. Moody

INVESTMENT ADVISOR AND MANAGER                  UNDERWRITER AND REDEMPTION AGENT
Securities Management and Research, Inc.     Securities Management and Research,
                                                                            Inc.
One Moody Plaza                                                  One Moody Plaza
Galveston, Texas 77550                                    Galveston, Texas 77550

CUSTODIAN                    TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
Securities Management and Research, Inc.     Securities Management and Research,
                                                                            Inc.
One Moody Plaza                                                  One Moody Plaza
Galveston, Texas 77550                                    Galveston, Texas 77550

LEGAL COUNSEL                                               INDEPENDENT AUDITORS
Greer, Herz & Adams, L.L.P.                                KPMG Peat Marwick LLP
One Moody Plaza                                                    700 Louisiana
Galveston, Texas 77550                                      Houston, Texas 77002
--------------------------------------------------------------------------------

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK. FURTHER, SHARES OF THE FUND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

  LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  Information contained in this Prospectus should be read carefully by a prospective investor before an investment is made. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated December 29, 1995 which information is incorporated herein by reference and is available without charge upon written request to Securities Management and Research, Inc. ("SM&R"), One Moody Plaza, 14th Floor, Galveston, Texas 77550, or by phoning Toll Free 1-800-231-4639 or 1-409-763-8272.

  This Prospectus contains information about the SM&R Capital Funds, Inc. (the "Fund") a diversified, open-end management investment company consisting of three separate series ("Series") each of which has its own investment objective designed to meet different investment goals. These investment objectives and suitability are further described under "The Fund at a Glance" and "Investment Objectives and Policies". For investment purposes, each Series is a separate fund and a separate series of capital securities is issued for each Series.

                               TABLE OF CONTENTS

THE FUND AT A GLANCE......................................................    2
TABLE OF FEES AND EXPENSES................................................    4
FINANCIAL HIGHLIGHTS......................................................    5
PERFORMANCE...............................................................    8
INVESTMENT OBJECTIVES AND POLICIES........................................    8
  Government Income Series................................................    8
  Primary Series..........................................................   10
  Tax Free Series.........................................................   11
ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES.............................   13
THE FUND AND ITS MANAGEMENT...............................................   14
PURCHASE OF SHARES........................................................   16
WHEN ARE PURCHASES EFFECTIVE?.............................................   16
APPLICATIONS
DETERMINATION OF OFFERING PRICE...........................................   17
SPECIAL PURCHASE PLANS....................................................   19
RETIREMENT PLANS..........................................................   21
DIVIDENDS AND DISTRIBUTIONS...............................................   21
TAXES.....................................................................   21
HOW TO REDEEM.............................................................   23
OTHER INFORMATION CONCERNING THE FUND.....................................   25
APPENDIX..................................................................   27

THE FUND AT A GLANCE

  SM&R Capital Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on November 6, 1991. The Fund offers three separate Series each of which pursues unique investment objectives. The investment objectives and investor suitability profile of each Series are as follows:

AMERICAN NATIONAL GOVERNMENT INCOME FUND SERIES ("GOVERNMENT INCOME SERIES")

OBJECTIVE: To provide a high level of current income, liquidity and safety of principal consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

INVESTOR SUITABILITY PROFILE: The Government Income Series is for the investor desiring the security of investing primarily in the strength and stability of the U.S. Government, its agencies or instrumentalities in order to meet their current needs. However, an investor should keep in mind the Series may invest in other instruments in order to meet it's objectives.

AMERICAN NATIONAL PRIMARY FUND SERIES ("PRIMARY SERIES")

OBJECTIVE: To seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper.

INVESTOR SUITABILITY PROFILE: The Primary Series is for the fixed income investor who desires minimal investment risk yet is looking to move cautiously into the investment arena.

AMERICAN NATIONAL TAX FREE FUND SERIES ("TAX FREE SERIES")

OBJECTIVE: To provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions.

INVESTOR SUITABILITY PROFILE: The Tax Free Series is for the investor desiring income exempt from federal income tax and, under certain conditions, exempt from state and local taxes based on his tax bracket. An investor must keep in mind that income may be subject to the Alternative Minimum Tax (AMT) under certain conditions.

  Each Series is, for investment purposes, in effect a separate investment fund, and a separate class of capital stock is issued for each. In other respects, the Fund is treated as one entity. Each share of capital stock issued with respect to a Series represents a pro-rata interest in the assets of that Series and has no interest in the assets of any other Series. Each Series bears its own liabilities. An investor should keep in mind that investments in the Primary Series are not insured or guaranteed by the U.S. Government.

PORTFOLIO TURNOVER RATES: Turnover rates since inception of each Series can be found on pages 5, 6 and 7. Each of the Series do not expect their portfolio turnover rates to exceed eighty percent (80%). An explanation of turnover rate calculations and brokerage fees can be found in the Fund's Statement of Additional Information.

MANAGEMENT: Securities Management and Research, Inc. ("SM&R") makes the investment choices for the Fund. SM&R has served as adviser and distributor to mutual funds since 1966. Refer to THE FUND AND ITS MANAGEMENT for additional information.

PORTFOLIO MANAGEMENT PERSONAL INVESTING: The Fund's Board of Directors has approved a Code of Ethics which prescribes policies relative to the personal investment practices of its portfolio management. These policies are stated in the Fund's Statement of Additional Information.

PURCHASING SHARES: Shares of the Government Income Series and the Tax Free Series are offered at their respective net asset value plus a sales charge of 4.5% of the public offering price which is reduced on purchases of $100,000 or more. Shares of the Primary Series are offered at net asset value. The Government Income Series and Tax Free Series minimum initial and subsequent investments are $100 and $20, respectively. The Primary Series' minimum initial and subsequent investments are $1,000 and $100, respectively. See "SPECIAL PURCHASE PLANS" and "PURCHASE OF SHARES".

REDEMPTIONS: Information on redeeming shares can be found under the heading "HOW TO REDEEM".

The Fund does not do business in or with any person or group of persons located in South Africa as of the date of this Prospectus. Investors may contact the California Secretary of State by writing to the following address for current information regarding the business activity of corporations with South Africa. The address and phone number is: South Africa Business Notice, California Secretary of State, 1230 J Street, Room 100, Sacramento, California 93814 or call (916) 327-6427.

TABLE OF FEES AND EXPENSES
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The purpose of the following table is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The fees and expenses are based on the average net assets of each Series of the Fund for the fiscal year ended August 31, 1995. Total operating expenses have been adjusted to reflect current expense reimbursement levels. If there were no fee waivers or expense reimbursements, management fees, service fees and other expenses, respectively, would have been .50%, .25%, and .31% with respect to the Government Income Series, .50%, .25%, and .46% with respect to the Primary Series, and .50%, .25%, and .50% with respect to the Tax Free Series for the periods ended August 31, 1995.

SHAREHOLDER TRANSACTION EXPENSES

                                                          Government       Primary     Tax Free
                                                         Income Series     Series       Series
  Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)                         4.50%           None        4.50%
  Maximum Sales Load Imposed on Reinvested
   Dividends (as a percentage of offering price)                None           None         None
  Deferred Sales Load                                           None           None         None
  Redemption Fees*                                              None           None         None
  Exchange Fees                                                 None           None         None

ANNUAL FUND OPERATING EXPENSES
(As a Percentage of Average Net Assets)

                                                 Government     Primary   Tax Free
                                                Income Series   Series     Series
      Management Fee, After Expense
       Reimbursement                                0.44%**      0.13%**    0.00%**
      Service Fee                                   0.25%        0.25%      0.00%**
      Other Expenses After Expense
       Reimbursement                                0.31%        0.46%      0.00%**
      Total Fund Operating Expense After
       Expense Reimbursement                        1.00%**      0.84%**    0.00%**

  *An $8.00 transaction fee is charged for each expedited wire redemption. **After fee waivers or expense reimbursements.

Investors should be aware that this table is not intended to reflect in detail the fees and expenses associated with an individual shareholder's own investment in any of the series listed. It is being provided to assist investors in gaining a more complete understanding of fees, charges and expenses which are discussed in greater detail in the appropriate sections of the Prospectus.

EXAMPLE OF EXPENSES

  The following example illustrates the expenses an investor would pay on a $1,000 investment in each series over various time periods, assuming (1) 5% annual return and (2) redemption at the end of each period. Because the Series have no redemption fee you would pay the same expenses whether or not you redeemed your investment at the end of each period. An investor should not view this example as a representation of past or future expenses and actual expenses may be more or less than those shown.

                              1 Year       3 Years       5 Years       10 Years
    Government Income
    Series                      $55          $75           $98           $162
    Primary Series                8           25            44             98
    Tax Free Series              45           45            45             45

                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)

GOVERNMENT INCOME SERIES

  The table that follows has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.

                                                             March 16, 1992
                                                                  (date
                                                               operations
                                                             commenced) thru
                                    Year Ended August 31        August 31
                                 --------------------------  ---------------
                                  1995      1994      1993        1992
                                 ------    ------    ------  ---------------
    Net Asset Value,
     Beginning of Period         $10.07    $10.87    $10.56       $10.00
    Investment income from
     investment operations
        Net investment income      0.70      0.54      0.50         0.25
        Net realized and
         unrealized gain
         (loss) on
         investments during
         the period                0.44     (0.79)     0.49         0.55
                                 ------    ------    ------      -------
          TOTAL FROM
           INVESTMENT
           OPERATIONS              1.14     (0.25)     0.99         0.80
                                 ------    ------    ------      -------
    Less Distributions
        Distributions from
         net investment
         income                   (0.70)    (0.55)    (0.50)       (0.24)
        Distributions from
         capital gains             0.00      0.00     (0.18)        0.00
                                 ------    ------    ------      -------
          TOTAL DISTRIBUTIONS     (0.70)    (0.55)    (0.68)       (0.24)
                                 ------    ------    ------      -------
    Net Asset Value End of
     period                      $10.51    $10.07    $10.87       $10.56
                                 ------    ------    ------      -------
                                 ------    ------    ------      -------
          TOTAL RETURN            11.85%    (2.41)%   10.23%        7.96%**
                                 ------    ------    ------      -------
                                 ------    ------    ------      -------

                            RATIOS/SUPPLEMENTAL DATA

    Net Assets, End of Period
     (000's omitted)                   $20,466     $19,790     $19,783         $12,529
    Ratio of Expenses to average
     net assets                           0.70%(1)    1.12%       1.07%           1.00%*
    Ratio of Net investment income
     to average net assets                6.90%       5.11%       5.07%           4.82%*
    Portfolio turnover rate               2.20%      45.48%      18.14%          49.70%

*Ratios annualized
**Amounts are not annualized.

    (1) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.06% for the year ended August 31, 1995.

                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)

PRIMARY SERIES

  The table below has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.

                                                             March 16, 1992
                                                                  (date
                                                               operations
                                                             commenced) thru
                                 Year Ended August 31,          August 31
                               --------------------------    ---------------
                                1995      1994      1993          1992
                               ------    ------    ------    ---------------
    Net Asset Value,
     Beginning of Period       $ 1.00    $ 1.00    $ 1.00         $ 1.00
    Investment income from
     investment operations
        Net investment
         income                  0.05      0.03      0.02          0.015
                               ------    ------    ------        -------
          TOTAL FROM
           INVESTMENT
           OPERATIONS            0.05      0.03      0.02          0.015
                               ------    ------    ------        -------
    Less Distributions
      Dividends from net
       investment income        (0.05)    (0.03)    (0.02)        (0.015)
                               ------    ------    ------        -------
    Net Asset Value End of
     period                    $ 1.00    $ 1.00    $ 1.00         $ 1.00
                               ------    ------    ------        -------
                               ------    ------    ------        -------
          TOTAL RETURN           5.01%     2.91%     2.59%          1.50%**
                               ------    ------    ------        -------
                               ------    ------    ------        -------

                            RATIOS/SUPPLEMENTAL DATA

    Net Assets, End of
     Period (000's
     omitted)               $20,984    $15,208    $15,539        $12,432
    Ratio of Expenses to
     average net
     assets(1)                 0.84%      0.79%      0.85%          0.70%*
    Ratio of Net
     investment income
     to average net
     assets                    4.91%      2.88%      2.47%          2.99%*
    Portfolio turnover
     rate(2)                   0.00%      0.00%      0.00%          0.00%

* Ratios annualized
** Amounts are not annualized

    (1) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement the ratio of expenses to average net assets would have been 1.21%, 1.20%, 1.23% and 1.04% (annualized) for the years ended August 31, 1995, 1994, 1993 and the period ended August 31, 1992, respectively.

    (2) The Primary Series experienced no portfolio turnover because the majority of securities held during such periods had maturities of one year or less at the time of acquisition.

                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)

TAX FREE SERIES

  The table below has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.

                                                                         September 9, 1993
                                                                         (date operations
                                                          Year Ended      commenced) thru
                                                          August 31          August 31
                                                          ----------     -----------------
                                                             1995              1994
                                                          ----------     -----------------
Net Asset Value, Beginning of Period                        $ 9.62             $10.00
Investment income from investment operations
  Net investment income                                       0.51               0.24
                                                          ----------          -------
  Net realized and unrealized gain (loss) on investments
   during the period                                          0.33              (0.38)
                                                          ----------          -------
      TOTAL FROM INVESTMENT OPERATIONS                        0.84              (0.14)
                                                          ----------          -------
Less Distributions
  Dividends from net investment income                       (0.51)             (0.24)
                                                          ----------          -------
Net Asset Value End of Period                               $ 9.95             $ 9.62
                                                          ----------          -------
                                                          ----------          -------
      TOTAL RETURN                                            9.15%             (1.49%)*
                                                          ----------          -------
                                                          ----------          -------

                                 RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted)                   $8,399             $7,259
Ratio of Expenses to average net assets                      --   (1)            1.11%*
Ratio of Net investment income to average net assets          5.43%              2.50%*
Portfolio turnover rate                                      12.63%             16.49%

* Ratios annualized

    (1) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.25% for the year ended August 31, 1995.

PERFORMANCE

  Each Series' performance may be quoted in advertising in terms of yield or total return. All advertisements will disclose the maximum sales charge to which investments in shares of each Series may be subject. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by each Series. Further information regarding each Series' performance is contained in the Fund's Annual Report to shareholders which is available upon request and without charge. An investor should keep in mind when reviewing performance that past performance of a fund is not indicative of future results, but is an indication of the return to the investor only for the limited historical period.

  Standardized total return for shares of a Series reflects the deduction of the maximum initial sales charge at the time of purchase. A Series' total return shows it's overall change in value, including changes in share price and assuming all the Series' dividends and capital gain distributions are reinvested and that all charges and expenses are deducted. A cumulative total return reflects a Series performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Series performance had been constant over the entire period. Because average annual returns tend to even out variations in a Series' return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Series may separate its cumulative and average annual returns into income results and capital gain or loss. The average annual total return for the twelve month period ending August 31, 1995 and from inception to June 30, 1995 for the Government Income Fund was 6.86% and 6.32%, respectively; the Primary Fund was 5.01% and 3.39%, respectively; and the Tax Free Fund was 4.27% and .23%, respectively.

  A Series' performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Series and market conditions. A shareholder's investment in a Series is not insured or guaranteed. These factors should be carefully considered by the investor before making any investment in any Series.

INVESTMENT OBJECTIVES AND POLICIES

  Each Series of the Fund pursues its own investment objective through the investment policies and techniques, described below. These policies and techniques are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders. In addition, the Fund has adopted certain restrictions as fundamental policies for each Series of the Fund, which may not be changed without shareholder approval. (See the Fund's Statement of Additional Information for a description of the investment restrictions adopted as fundamental policies). Since each Series has a different investment objective, each can be expected to have different investment results and incur different market and financial risks. The Fund may in the future establish other series with different investment objectives.

  Because of the market risks inherent in any investment, attainment of each Series' investment objective cannot be assured. In addition, effective management of each Series is subject to general economic conditions and to the ability and investment techniques of management. The net asset value of each Series' shares will vary and the redemption value of shares owned may be either higher or lower than the shareholder's cost.

GOVERNMENT INCOME SERIES

  The Government Income Series seeks to achieve its objectives through investment of 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations") which include, but are not limited to, U.S. Treasury Bonds, Notes and Bills and securities issued by instrumentalities of the U.S. Government.

  There are two broad categories of U.S. Government Obligations; (1) direct obligations of the U.S. Treasury and (2) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States (such as Government National Mortgage Association Certificates) and others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as Federal National Mortgage Association Bonds). No assurance can be given that the U.S. Government would lend money to or otherwise provide financial support to U.S. Government sponsored instrumentalities as it is not obligated by law to do so.

MORTGAGE-BACKED SECURITIES--It is anticipated that a substantial portion of the Government Income Series' portfolio will consist of mortgage-backed securities ("Mortgage-Backed Securities") issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities represent part ownership of pools of mortgage loans secured by real property, such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), the Federal National Mortgage Association ("FNMA" or "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). Mortgage-Backed Securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S. Government and guaranteed by U.S. Government agencies such as GNMA, FNMA or
FHLMC. Such certificates, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified dates. Pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate and provide for monthly payments of interest and principal. GNMA, a federal agency, issues pass-through certificates that are guaranteed as to timely payment of principal and interest. FNMA, a federally chartered and privately owned corporation, issues mortgage pass-through securities and guarantees them as to timely payment of principal and interest. FHLMC, a corporate instrumentality of the United States, issues participation certificates that represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. FNMA and FHLMC are not backed by the full faith and credit of the United States, although FNMA and FHLMC are authorized to borrow from the U.S. Treasury to meet their obligations. Those mentioned are but a few of the Mortgage-Backed Securities currently available. The Government Income Series will not purchase interest-only or principal-only mortgage-backed securities.

  The yield characteristics of Mortgage-Backed Securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The average mortgage in a pool may be expected to be repaid within about twelve (12) years. If mortgage interest rates decrease, the value of the Fund's securities will generally increase, however, it is anticipated that the average life of the mortgages in the pool will decrease as borrowers refinance and prepay mortgages to take advantage of lower interest rates. The proceeds to the Fund from such prepayments will have to be invested at the then prevailing lower interest rates. On the other hand, if interest rates increase, the value of the Fund's securities generally will decrease while it is anticipated that borrowers will not refinance and, therefore, the average life of the mortgages in the pool will be longer. In addition, if the Government Income Series purchases such a security at a premium, a prepayment rate faster than expected will reduce yield to maturity, while a prepayment rate slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Government Income Series purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce yield to maturity.

COLLATERALIZED MORTGAGE OBLIGATIONS--The Government Income Series may invest a portion of its assets in collateralized mortgage obligations or "CMOs", which are debt obligations collateralized by a portfolio or pool of mortgages, mortgage-backed securities or U.S. Government securities. Collateralized obligations in which the Government Income Series may invest are issued or guaranteed by a U.S. Government agency or instrumentality, such as the FHLMC. A variety of types of collateralized obligations are currently available and others may become available in the future. One should keep in mind that during periods of rapid interest rate fluctuation, the price of a security, such as a CMO, could either increase or decrease based on inherent interest rate risk. Additionally, the risk of maturities shortening or lengthening in conjunction with interest rate movement, could magnify the overall effect of the price fluctuation.

  A CMO is often issued in multiple classes with varying maturities and interest rates. As a result the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Thus, classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yields. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. A more complete description of CMOs is contained in the Statement of Additional Information.

  The Government Income Series may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

ZERO COUPON BONDS--The Government Income Series may invest in zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The Government Income Series will only purchase zero coupon bonds which are U.S. Government Obligations. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds do not entitle the holder to any periodic payments of interest prior to maturity. Its value as an investment consists of the difference between its face value at the time of maturity and the price for which it was acquired which is generally an amount significantly less than face value (sometimes referred to as a "deep discount" price). Zero coupon bonds require a higher rate of return to attract investors who are willing to defer receipt of cash. Accordingly, although not providing current income, SM&R believes that zero coupon bonds can be effectively used to lock in a higher rate of return in a declining interest environment. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. The Series will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Series' distribution obligations.

OTHER INVESTMENTS--The Government Income Series shall also invest in commercial paper, certificates of deposit and repurchase agreements of the same type and rating as the Primary Series may invest (See "PRIMARY SERIES").

PRIMARY SERIES

  The Primary Series seeks to achieve its objective by investing primarily in commercial paper. Commercial paper is short-term unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. The Primary Series will invest only in commercial paper which, at the date of such investment, is rated in one of the two top categories by one or more of the nationally recognized statistical rating organizations ("NRSROs")(See the "Appendix" hereto for information about such ratings and such rating organizations).

OTHER INVESTMENTS--The Primary Series may invest in (i) U. S. Government Obligations (Refer to the "GOVERNMENT INCOME SERIES" above for an explanation of
U. S. Government Obligations); (ii) other corporate obligations, such as bonds, debentures or notes maturing in five (5) years or less at the time of purchase which at the date of the investment are rated "A" or higher by an NRSRO; and
(iii) negotiable certificates of deposit of banks (including U. S. dollar denominated obligations of foreign branches of U. S. banks and U. S. branches of foreign banks and savings and loan associations and banker's acceptances of U.
S. banks which banks and savings and loan associations have total assets at the date of investment (as of the date of their most recent published financial statements) of at least $1 billion (See "INVESTMENT OBJECTIVES AND POLICIES", "Certificates of Deposit" in the Statement of Additional Information for a description of the securities) and (iv) repurchase agreements with respect to any type of instrument in which the Primary Series is authorized to invest even though the underlying instrument may mature in more than two (2) years. (See "Repurchase Agreements" heading.) Obligations of foreign branches of U.S. banks are subject to somewhat different risk than those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions which may adversely effect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgement against a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign branches of U.S. banks and U.S. branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Such obligations are not traded on any national securities exchange. While the Primary Series does not presently invest in obligations of foreign branches of U.S. banks, it may do so in the future. Investments in such obligations will not be made in excess of 5% of the Primary Series' total assets and will be made only when SM&R believes the risks described above are minimal.

TAX FREE SERIES

  The Tax Free Series, as a matter of fundamental policy, will seek to achieve its objective by investing at least 80% of the value of its net assets in municipal securities the interest on which is exempt from federal income taxes.

  The Tax Free Series has no restrictions on the maturity of municipal securities in which it may invest. Accordingly, it will seek to invest in municipal securities of such maturities which, in the judgement of SM&R, the adviser, will provide a high level of current income consistent with prudent investment, with consideration given to market conditions.

  The Tax Free Series will invest, without percentage limitations, in municipal securities having at the time of purchase one of the four highest municipal ratings by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Investors Service in securities which are not rated, provided that, in the opinion of the adviser, such securities are comparable in quality to those within the four highest ratings. The rating agencies consider that bonds rated in the fourth highest category may have some speculative characteristics and that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. SM&R will only purchase bonds rated in such fourth category if it is of the opinion that the purchase of such bonds is consistent with the Tax Free Series' investment objective. In the event the rating of an issue held by the Tax Free Series is changed by the rating service, such change will be considered by the Tax Free Series in its evaluation of the overall investment merits of that security but such change will not necessarily result in an automatic sale of the security. Any security held which is subsequently downgraded below BB by S&P or Ba by Moody's will be sold as soon as it is advantageous to do so after the downgrade. A description of the ratings may be found in the Appendix to this Prospectus.

  Purchasing unrated municipal securities, which may be less liquid than comparable rated municipal securities, involves somewhat greater risk and consequently the Tax Free Series may not invest more than 20% of its net assets in unrated municipal securities. To attempt to minimize the risk of such investments SM&R will, prior to acquiring unrated securities, consider the terms of the offering and various other factors to determine the issuers comparative credit rating and whether the securities are consistent with the Tax Free Series' investment objective and policies. In making such determinations SM&R will typically (a) interview representatives of the issuer at the issuer's offices, conduct a tour and inspection of the physical facilities of the issuer in an effort to evaluate the issuer and its operations, (b) perform an analysis of the issuer's financial and credit position, including comparisons of all appropriate ratios, and (c) compare other similar securities offerings to the issuer's proposed offering.

  During normal market conditions, the Tax Free Series will have at least 80% of its net assets invested in municipal securities the income of which is fully exempt from federal income taxation. Furthermore, under normal market conditions up to 20% of the Tax Free Series' net assets, and up to 50% of its net assets as a temporary defensive measure during abnormal market conditions, may be invested in the following types of taxable fixed income obligations: (1) obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities (Refer to "GOVERNMENT INCOME SERIES" above for an explanation of U.S. Government obligations); (2) corporate debt securities which at the date of the investment are rated A or higher by Moody's or by S&P; (3) commercial paper which at the date of the investment is rated in one of the two top categories by Moody's or by S&P or if not rated, is issued by a company which at the date of the investment has an outstanding debt issue rated A or higher by Moody's or A or higher by S&P; (4) certificates of deposit issued by U.S. banks which at the date of the investment have capital surplus and undivided profits of $1 billion as of the date of their most recently published financial statements; and (5) repurchase agreements secured by U.S. Government securities, provided that no more than 15% of the Series' net assets will be invested in illiquid securities including repurchase agreements with maturities in excess of seven days. To the extent income dividends include income from taxable sources, a portion of a shareholder's dividend income may be taxable. (See "DIVIDENDS AND DISTRIBUTIONS").

MUNICIPAL SECURITIES

  The term "municipal securities," as used in this Prospectus means obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from federal income tax. An opinion as to the tax-exempt status of a municipal security generally is rendered to the issuer by the issuer's counsel at the time of issuance of the security.

  Municipal securities are used to raise money for various public purposes such as constructing public facilities and making loans to public institutions. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Further information on the maturity and funding classifications of municipal securities is included in the Statement of Additional Information.

  Yields on municipal securities vary, depending on a variety of factors, including the general condition of the financial markets and of the municipal securities market, the size of a particular offering, the maturity of the obligation and the credit rating of the issuer. Like other interest-bearing securities, the value of municipal securities changes as interest rates fluctuate. For example, if interest rates increase from the time a security is purchased, if sold, the security may be at a price less than its purchase cost. Conversely, if interest rates decline from the time a security is purchased, if sold, the security may be sold at a price greater than its purchase cost. Generally, municipal securities of longer maturities produce higher current yields than municipal securities with shorter maturities but are subject to greater price fluctuation due to changes in interest rates, tax laws and other general market factors. Lower-rated municipal securities generally produce a higher yield with shorter maturities than higher-rated municipal securities due to the perception of a greater degree of risk as to the ability of the issuer to pay principal and interest.

  The Tax Free Series may purchase municipal bonds for which the payments of principal and interest are secured by an escrow account of securities backed by the full faith and credit of the U.S. Government ("defeased") and municipal securities whose principal and interest payments are insured by a commercial insurance company as long as the underlying credit is investment grade (BBB or better by S&P and Fitch and Baa or better by Moody's) ("insured"). The Tax Free Series may also purchase unrated securities of issuers which the adviser believes would have been rated BBB or Baa had the issuer requested a rating from S&P, Fitch or Moody's. Such implied investment grade rating will be determined by the adviser upon its performance of a credit analysis of the issue and the issuer. Such credit analysis may consist of a review of such items as the issuer's debt characteristics, financial information, structure of the issue, liquidity of the issue, quality of the issuer, current economic climate, financial adviser and underwriter. Insured and defeased bonds are further described in the Statement of Additional Information. In general, these types of municipal securities will not be treated as an obligation of the original municipality for purposes of determining industry concentration.

OTHER INVESTMENTS--The Tax Free Series may purchase "floating rate" and "variable rate" obligations. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices on pre-designated dates. See the Statement of Additional Information for details of these types of investments.

  The Series may purchase and sell municipal securities on a "when-issued" and "delayed-delivery" basis (See "ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES--When Issued and Delayed Delivery Purchases" below). Zero coupon bonds may also be purchased as part of the Tax Free Series portfolio and are explained above under the Government Income Series.

ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES

  The  following policies  and techniques  are available to  one or  more of the
Series:

LENDING OF SECURITIES. In order to increase the return on its investment, the Government Income Series may lend portfolio securities to broker-dealers and other financial institutions in amounts up to 10% of the value of the net assets of such series. Loans of portfolio securities will always be collateralized by cash to at least 102% of the market value of the securities loaned including accrued interest and will be made to borrowers deemed by the adviser to be creditworthy. Lending portfolio securities involves risk of delay in the recovery of the loaned securities and in some cases the loss of rights in the collateral should the borrower fail financially (See the Statement of Additional Information).

WHEN-ISSUED AND DELAYED DELIVERY PURCHASES. The Government Income Series and Tax Free Series may purchase and sell portfolio securities on a "when-issued" and "delayed delivery" basis. No income accrues in connection with such transactions prior to actual delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price, and yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. While awaiting delivery of the securities purchased on a when-issued and delayed delivery basis, the Series will hold in a segregated account cash, short-term money market instruments, high quality debt securities or portfolio securities sufficient to cover any commitment or limit any potential risk. (See "When Issued and Delayed Delivery Transactions" in the Statement of Additional Information).

REPURCHASE AGREEMENTS. Each Series may occasionally enter into repurchase agreements. Under a repurchase agreement, a series will acquire and hold an obligation (government security, certificate of deposit, or banker's acceptance) for not more than seven days, subject to the agreement by the seller (a Federal Reserve System member bank or a registered securities dealer) to repurchase the obligation at an agreed upon repurchase price and date, thereby determining the yield during the Series' holding period. During the holding period, the seller must provide additional collateral if the market value of the obligation falls below the repurchase price. Refer to the Statement of Additional Information for a further explanation.

ILLIQUID SECURITIES. Each of the Series may invest up to 15% of its net assets in illiquid securities, including foreign securities not listed on foreign or domestic exchanges and repurchase agreements maturing in excess of seven days.

RISK FACTORS. The risk inherent in investing in any series of the Fund is that common to any security, that the value of its shares will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the underlying portfolio securities held by each series of the Fund. Market prices of the securities in which a Series invests will fluctuate and will tend to vary inversely with changes in prevailing interest rates. If interest rates increase from the time a security is purchased, such security, if sold, might be sold at a price less than its purchase cost. Conversely, if interest rates decline from the time a security is purchased, such security, if sold, might be sold at a price greater than its purchase cost. Substantial redemptions could require a Series to sell portfolio securities at a time when a sale might not be favorable.

  Investments in U.S. Government obligations are not all backed by the "full faith and credit" of the United States Government. Some are backed only by the rights of the issuer to borrow from the U.S. Treasury and others are supported only by the credit of the issuing instrumentality. No assurance can be given that the U.S. Government would lend money to or otherwise provide financial support to U.S. Government sponsored instrumentalities as it is not obligated by law to do so. The Fund's adviser will invest in U. S. obligations not backed by the "full faith and credit" of the U. S. Government only when it is satisfied that the credit risk with respect thereto is minimal.

  The Primary Series, consistent with its investment objective, will attempt to maximize yield by trying to take advantage of changing conditions and trends. It may also attempt to take advantage of what are believed to be disparities in yield relationships between different instruments. This procedure may increase or decrease the portfolio yield depending upon the Primary Series' ability to correctly time and execute such transactions. Although the Primary Series' assets will be invested in securities with short maturities, the Primary Series will manage its portfolio as described above. (See "PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION" in the Statement of Additional Information.)

  The Tax Free Series' ability to achieve its objective depends partially on the prompt payment by issuers of the interest on and principal of the municipal securities held. A moratorium, default or other non-payment of interest or principal when due could, in addition to affecting the market value and liquidity of the particular security, affect the market value and liquidity of the other municipal securities held. Additionally, the market for municipal securities is often thin and can be temporarily affected by large purchases and sales. As a result, the Tax Free Series will attempt to minimize risk by diversifying its investments by investing no more than 5% of its net assets in the securities of any one issuer (limitation does not apply to investments issued or guaranteed by the U.S. Government or its instrumentalities) and by investing no more than 25% of its net assets in municipal securities issued in any one state or territory. Each political subdivision, agency, instrumentality and each multi-state agency of which a state is a member will be regarded as a separate issuer for the purpose of determining diversification.

THE FUND AND ITS MANAGEMENT

  A Board consisting of seven directors has overall responsibility for overseeing the affairs of the Fund in a manner reasonably believed to be in the best interest of the Fund. The Board has delegated to SM&R, the adviser, the management of the Fund's day-to-day business and affairs. In addition, SM&R invests the Fund's assets, provides administrative services and serves as transfer agent, dividend paying agent and underwriter.

  SM&R  is  a wholly-owned  subsidiary  of American  National  Insurance Company
("American National"). The Moody Foundation, a private foundation, owns approximately 23.7% of American National's common stock and the Libbie Shearn Moody Trust, a private trust, owns approximately 37.6% of such shares. SM&R was incorporated in 1964 and has managed investment companies since 1966. SM&R is also investment adviser to three other registered investment companies, the American National Growth Fund, Inc., American National Income Fund, Inc., and the Triflex Fund, Inc. (collectively, the "American National Funds Group"). SM&R also serves as investment adviser to the American National Investment Accounts, Inc., an investment company used to fund benefits under contracts issued by American National and for The Moody National Bank of Galveston (the "Bank"), a national bank. SM&R may, from time to time, serve as investment adviser to other clients including employee benefit plans, other investment companies, banks, foundations and endowment funds.

  The following persons are officers of both SM&R and the Fund: Michael W. McCroskey, Vera M. Young, Emerson V. Unger, Teresa E. Axelson and Brenda T. Koelemay.

PORTFOLIO MANAGEMENT

  While the following individuals are primarily responsible for the day-to-day portfolio management of their respective Series, all accounts are reviewed on a regular basis by SM&R's Investment Committee to ensure that they are being invested in accordance with investment polices.

  Vera M. Young, Vice President of Securities Management and Research, Inc., Vice President, Portfolio Manager of the Primary Series. Ms. Young has served as Portfolio Manager of the Primary Series since its inception. She also serves as Portfolio Manager of the American National Investment Accounts, Inc.--Money Market Portfolio, a series mutual fund used exclusively for variable contracts issued by American National. She also serves as Assistant Vice President, Securities for American National. Ms. Young has been managing fixed income investments for American National since 1964 and has served as portfolio manager for various funds for over ten years.

  Terry E. Frank, Vice President, Portfolio Manager of the Government Income Series and Tax Free Series. Ms. Frank has served as Portfolio Manager of the Government Income Series for two years and the Tax Free Series since its inception. She joined SM&R's investment staff in 1990 and prior to that time she held positions with American Capital Asset

Management and Gibraltar Savings Association as a securities analyst and Equitable Investment Services as a research analyst.

ADVISORY AGREEMENT

  Under its Advisory Agreement with the Fund, SM&R receives the following investment advisory fees:

GOVERNMENT INCOME SERIES AND TAX FREE SERIES-- A monthly investment advisory fee computed by applying to the average daily net asset value of each Series each month one-twelfth (1/12th) of the annual rate as follows:

   On the Portion of Each Series      Investment Advisory
      Average Daily Net Assets          Fee Annual Rate
Not exceeding $100,000,000                      .50 of 1%
Exceeding $100,000,000 but not
 exceeding $300,000,000                         .45 of 1%
Exceeding $300,000,000                          .40 of 1%

PRIMARY SERIES--An investment advisory fee, computed and paid monthly, at the annual rate of .50 of 1% of the Primary Series' average daily net asset value.

  As compensation for its services, SM&R is paid an investment advisory fee, which is calculated separately for each Series. SM&R received total advisory fees from the Government Income Series, Primary Series and Tax Free Series for the fiscal year ended August 31, 1995 which represented 0.14%, 0.13% and 0.00%, respectively, of each Series average daily net assets. The ratio of total expenses to average net assets for each Series can be found on pages 5, 6 and 7.

ADMINISTRATIVE SERVICE AGREEMENT

  Under its Administrative Service Agreement with the Fund, SM&R receives a management and administrative service fee from each Series which is computed by applying to the aggregate average daily net asset value of each Series of the Fund each month one-twelfth (1/12th) of the annual rate as follows:

                                            Administrative
      On the Portion of the Series's         Service Fee
         Average Daily Net Assets            Annual Rate
Not exceeding $100,000,000                      .25 of 1%
Exceeding $100,000,000 but not exceeding
 $200,000,000                                   .20 of 1%
Exceeding $200,000,000 but not exceeding
 $300,000,000                                   .15 of 1%
Exceeding $300,000,000                          .10 of 1%

  SM&R has agreed to pay (or to reimburse each Series for) each Series' expenses (including the advisory fee and administrative service fee, if any, paid to SM&R, but exclusive of interest, taxes, commissions and other expenses incidental to portfolio transactions) in excess of 1.25% per year of such Series' average daily net assets. SM&R received service fees of 0.25% for the Government Income Series; 0.25% for the Primary Series and 0% for the Tax Free Series for the fiscal year ended August 31, 1995 of each Series average daily net assets.

FEE WAIVERS

  In order to improve the yield and total return of any Series of the Fund, SM&R may, from time to time, voluntarily waive or reduce all or any portion of its advisory fee, administrative fee and/or assume certain or all expenses of any Series of the Fund while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors. Effective September 1, 1995, SM&R has agreed to continue to waive advisory and administrative service fees and/or reimburse expenses incurred by the Fund's Series to the extent that total expenses exceed average daily net assets as follows: Primary Series--.80% through August 31, 1996; Government Income Series--1.00% through February 29, 1996; and Tax Free Series--100% through February 29, 1996.

  For additional information about the expenses of the Fund, see the Statement of Additional Information.

PURCHASE OF SHARES

  Shares of each Series of the Fund may be purchased from registered representatives of SM&R and certain other authorized broker-dealers. Such purchases will be at the offering price (the "Offering Price") for such shares determined as and when provided below. (See "DETERMINATION OF OFFERING PRICE" in this Prospectus). A monthly confirmation will be sent to the investor. Initial and subsequent purchases are to be sent directly to SM&R at the following address:

    Securities Management and Research, Inc.
    One Moody Plaza, 14th Floor
    Galveston, Texas 77550

  Certificates are not normally issued for shares of each Series in an effort to minimize the risk of loss or theft. However, purchases are confirmed to investors and credited to their accounts on the books maintained by SM&R and an investor has the same rights of share ownership as if certificates had been issued.

OPENING AN ACCOUNT: To purchase shares an investor must submit a fully completed Application and Investor Suitability Form. Special forms are required when establishing an IRA/SEP or 403(b) plan. Call the Shareholder Relations Department (800) 231-4639 and request forms for establishing these plans.

SUBSEQUENT PURCHASES BY MAIL:   Investors must include  their name, the  account
number and the name of the Fund being purchased.

PURCHASES BY WIRE: To ensure proper crediting of the investment, an investor must have an executed Application and Investor Suitability Form on file with the transfer agent. The investor may then wire his investment using the following instructions:

    The Moody National Bank of Galveston
    2302 Postoffice Street
    Galveston, Texas 77550
    For the Account of Securities Management
     and Research, Inc.
    ABA 113100091, Wire Acct. #035 868 9
    FBO Name of Fund / Fund Account Number
    Investor's Name

  If wires are received after 3:00 p.m. Central Time or during a bank holiday or SM&R business holiday, purchases will be made at the price determined on the next business day.

PURCHASE AMOUNTS. The minimum initial and subsequent purchase amounts is $100 and $20, respectively, for the Government Income and Tax Free Series' and $1,000 and $100, respectively, for the Primary Series (except as a part of certain systematic investment programs, see "SPECIAL PURCHASE PLANS" for additional information on reduction of the minimums). The Fund reserves the right to reject any purchase.

WHEN ARE PURCHASES EFFECTIVE?

  Purchases received in proper form by SM&R prior to the close of the New York Stock Exchange (currently 3:00 p.m., Central Time) (the "Exchange") on any SM&R business day, or received prior thereto on any SM&R business day by a securities dealer having a dealer contract with SM&R and reported to SM&R prior to SM&R's close of business (currently 4:30 p.m., Central Time) on the same day, will be effective and executed at the applicable Offering Price determined at the close of the Exchange on that day. It is the responsibility of any such dealer and not SM&R to establish procedures to assure that purchases received before the close of the Exchange on an SM&R business day will be reported to SM&R before SM&R's close of business on that same day. Purchases received after the close of the Exchange, on customary national business holidays, or on an SM&R holiday will be effective upon and made at the Offering Price determined as of the close of the Exchange on SM&R's next business day such Exchange is open for trading.

  If payments for purchases are transmitted by bank wire to the Bank and reported to SM&R prior to the close of the Exchange on any SM&R business day, the investor will purchase at the Offering Price determined and become a shareholder as of the close of the Exchange on that same day. Purchases by wire payments reported by the Bank to SM&R after the close of the Exchange, on customary national business holidays, or on an SM&R holiday, will be effective on and made at the Offering Price determined on SM&R's next business day. Procedures for transmitting Federal Funds by wires are available at any national bank, or any state bank which is a member of the Federal Reserve System.

                              TO BE COMPLETED FOR
             AMERICAN NATIONAL PRIMARY SERIES ACCOUNTS ONLY (12/95)

 REDEMPTION BY   Primary Series Account
 TELEPHONE OR    No. ----------------------------------------------------------------------------------------------------------
 WIRE
                 (Bank)  / / I (we) hereby  authorize American National Primary Series  (the "Series") and SM&R (the "Transfer
                        Agent") to  honor  any  telephonic  or telegraphic  instructions  for  redemption,  without  signature guarantee,  of any or all shares held in my (our) account, provided that the proceeds are transmitted only to the bank account designated below. If the procedure for telephone redemption, as described in the Prospectus, have been followed, neither the Series nor the Transfer Agent shall have any liability to me (us) for acting upon  such instructions regardless of the  authority or absence thereof of  the person  giving the  instructions, and  I (we)  will indemnify  and hold  harmless the  Series and the
                         Transfer Agent from and against all losses, claims, expenses and liabilities that may arise out of or be in any  way connected with  a redemption of  shares under the  telephone redemption procedure,  as described in the prospectus.
                             (NOT AVAILABLE FOR TAX QUALIFIED PLANS)

                  ------------------------------------------------------------------------------------------------------------
                  Name of Account at Bank                    Bank Account No.
                 ------------------------------------------------------------------------------------------------------------
                  Name of Bank (including name of branch and bank's routing code)                ABA/Routing No.
                 ------------------------------------------------------------------------------------------------------------
                  Clearing Bank Information, if applicable (name of bank and ABA No.)
                 ------------------------------------------------------------------------------------------------------------
                  Address of Bank                                                     City        State        Zip
                  (        )
                 ------------------------------------------------------------------------------------------------------------
                  Phone Number of Bank
 TELEPHONE        (SM&R)  / / I (we) hereby authorize American National  Primary Series (the "Series") and SM&R (the "Transfer
 EXCHANGE                 Agent") to  honor any  telephonic  or telegraphic  instructions  for redemption,  without  signature
 BETWEEN FUNDS             guarantee of any or all shares held in my (our) account, provided that the proceeds are transmitted only  to the account  designated below. Neither  the Series nor  the Transfer Agent  shall have any liability to me  (us) for  acting upon  such instructions regardless  of the  authority or  absence thereof  of the person  giving the instructions,  and I (we)  will indemnify and  hold harmless the
                           Series and the Transfer Agent from and  against all losses, claims, expenses, and liabilities  that may  arise out  of or be  in any way  connected with the  redemption of shares  under the telephone redemption procedure, as described in the Prospectus.
                                   -------------------------------------------------------------------------
                                      Name of Fund           Account Number
                                   (Registration on accounts must be identical)

                  ---------------------------------- ----------------------------------
                            Signature Owner                  Signature Joint Owner
 CHECK WRITING    / / I (we) hereby elect redemption by special check drawn against my (our) American National Primary  Series
 OPTION               Account  (minimum check  $250). NOTE:  WHEN ELECTING CHECK  WITHDRAWAL, SIGN  THE SIGNATURE  CARD ON THE
 Not Available        APPROPRIATE  SIGNATURE   LINES   ON  THE   SPECIAL   CHECK   WRITING  OPTION   SIGNATURE   CARD   BELOW.
 for IRA, SEP,        I  (we) understand there is a fifteen (15) business day hold on all monies invested and no check will be
 TSA                  honored prior to the proceeds being available.

 ------------------------------------------------------------------------------
                  SPECIAL CHECK WRITING OPTION SIGNATURE CARD
                     AMERICAN NATIONAL PRIMARY SERIES ONLY
Account Number:   _____________________   Date:   ______________________________
--------------------------------------------------------------------------------
Print or type name(s) of registered owner(s) of American National Primary Series
                                    Account

All registered owner(s) of the Account named above must sign below. By signing this card, the signatory(s) agree(s) to all the terms and conditions set forth on the reverse hereof.

                    SIGNATURES                              SOCIAL SECURITY OR TAX I.D. NUMBER
-------------------------------------------------   -------------------------------------------------
-------------------------------------------------   -------------------------------------------------
-------------------------------------------------   -------------------------------------------------
-------------------------------------------------   -------------------------------------------------

/ /                        Check here if both signatures are required on checks.
/ /                      Check here if only one signature is required on checks.
IF NO BOX IS CHECKED, BOTH SIGNATURES WILL BE REQUIRED.
If a Pension or Corporate account, indicate below how checks are to be printed.
------------------------------------------------------------
------------------------------------------------------------
------------------------------------------------------------
------------------------------------------------------------
Form 9354

                              TERMS AND CONDITIONS

    1. REDEMPTION AUTHORIZATION: The Signatory(s) whose signature(s) appear on the reverse side, intending to be legally bound, hereby agree each with the other and with SM&R ("Transfer Agent") that the Transfer Agent is appointed agent for such person(s) and, as such agent, is directed to redeem shares of the Primary Series (the "Series") registered in the name of such Signatory(s) upon receipt of, and in the amount of, checks drawn upon the above numbered account and to deposit the proceeds of such redemptions in said account or otherwise arrange for application of such proceeds to payments of said checks. The Transfer Agent is expressly authorized to commingle such proceeds in this account with the proceeds of the redemption of the shares of other stockholders of the Series.

   The Transfer Agent is expressly authorized to honor checks as redemption instructions hereunder without requiring signature guarantees, and shall not be liable for any loss or liability resulting from the absence of any such guarantee. The Transfer Agent will arrange for the shareholder's checks to be honored by Moody National Bank (the "Bank") for this purpose.

    2. CHECK PAYMENT: The Signatory(s) authorize and direct the Transfer Agent to have the Bank pay each check presented hereunder, subject to all laws and Bank rules and regulations pertaining to checking accounts. In addition the Signatory(s) agree(s) that:

        (a) No check shall be issued or honored, or any redemption effected, in an amount less than $250.

        (b) No check shall be issued or honored, or redemption effected, for any amounts represented by shares for which certificates have been issued.

        (c) No check shall be issued or honored, or redemption effected, for any amounts represented by shares unless payment for such shares has been made in full and any checks given in such payment have been collected through normal banking channels.

        (d) Checks issued hereunder cannot be cashed over the counter at any Bank; and

        (e) Checks shall be subject to any further limitations set forth in the Prospectus issued by the Series, including without limitation any additions, amendments and supplements thereto.

    3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of the shares of the Series, as by joint ownership, ownership in common, or tenants by the entireties, then (a) each registered owner must sign this signature card, (b) each registered owner must sign each check issued hereunder unless the parties have indicated on the face of this card that only one need sign, in which case the Transfer Agent is authorized to act upon such signature, and (c) each Signatory guarantees to the Transfer Agent the genuineness and accuracy of the signature of the other Signatory(s).

    4. TERMINATION: The Transfer Agent or the Series may at any time terminate this account, related share redemption service for the Signatory(s) hereto without prior notice by the Transfer Agent to any of the Signatory(s).

    5. HEIRS AND ASSIGNS: These terms and conditions shall bind the respective heirs, executors, administrators, and assigns of the Signatory(s).

SM&R CAPITAL FUNDS, INC. APPLICATION

Complete This Form and Mail To:

                                           Home Office Use  (12/95)

Securities Management and Research, Inc.

                                           Account Number

One Moody Plaza

                                           Account Type          Social Code

Galveston, TX 77550

                                           FI Number              LOI Amount

To establish IRA, SEP and TSA Plans use the special forms kit developed for their establishment.
--------------------------------------------------------------------------------
1   ACCOUNT REGISTRATION

    Select ONLY ONE type of registration and complete the information associated with that section.

--------------------------------------------------------------------------------
  / / -- INDIVIDUAL      / / -- JOINT TENANT WITH "RIGHTS OF SURVIVORSHIP"

If this is to be a Joint Tenant Account, complete all information in this section.

--------------------------------------------------      ------------------------------      --------------------
Individual (First, Middle, Last)                        Social Security Number                 DOB (MM/DD/YY)

--------------------------------------------------      ------------------------------      --------------------
Joint Tenant (First, Middle, Last) Relationship         Social Security Number                 DOB (MM/DD/YY)

--------------------------------------------------------------------------------
  / / -- UNIFORM GIFT/TRANSFER TO MINORS

--------------------------------------------------      ------------------------------
Name of Custodian (One Only) (First, Middle, Last)      State Under Minors Act

--------------------------------------------------      ------------------------------      --------------------
Name of Minor (One Only) (First, Middle, Last)          Minor's Social Security Number         DOB (MM/DD/YY)

--------------------------------------------------------------------------------
  / / -- PENSION/PROFIT SHARING, DEFERRED COMPENSATION PLANS
Plan Type: / / 401(k) / / Profit Sharing / / Money Purchase / / Defined Benefit / / Deferred Comp / / Other _______

--------------------------------------------------      ------------------------------      --------------------
Trustee(s)/Custodian                                    Tax I.D. Number                     Trust Dated

--------------------------------------------------      --------------------------------------------------------
Name of Plan                                            For the Benefit of

--------------------------------------------------------------------------------
  / / -- INDIVIDUAL TRUST, NON-QUALIFIED, CORPORATION, ESTATES, ASSOCIATIONS, COMPANIES, OTHERS

--------------------------------------------------      ------------------------------
Name(s) of Trustee(s)                                   Tax I.D. Number

--------------------------------------------------      --------------------------------------------------------
Name of Company or Trust                                For the Benefit of

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2   MAILING ADDRESS

    ----------------------------------------------------------------------------
    Street Address (P.O. Box acceptable if street address
    given)            Apt.#            City            State            Zip Code

    (      )                              (      )                     Citizenship: / / U.S.  / / Non-U.S.
    -----------------------------         -------------------------                               --------------------
    Business Phone                        Home Phone                                              Indicate Country

3   INITIAL INVESTMENT (CHECK ONE)
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     / / MAIL ORDER
         Enclosed is/are my check(s) made payable to SECURITIES MANAGEMENT AND RESEARCH, INC. for investment.
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     / / TELEPHONE BUY ORDER (Not Applicable to Primary Series)
          Date: __________________Fund: __________________Person Taking Order:
     _____________________
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     / / FEDERAL FUND WIRE
         Before making an initial investment by wire, SM&R must receive an executed application and suitability form with proper taxpayer I.D. certification. Then direct your Federal funds wire to Moody National Bank Galveston, Texas. Attention: Securities Management and Research, Inc., Wire Account #035 868.9. Include the Fund name, your Account Number and the Account Registration.
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     / / PRE-AUTHORIZED CHECKS
      Please draw on my bank account a check for $__________________ Monthly beginning _______________________________ / / 7th / / 21st
     (Attach Form 8006 or Form 8007 and a voided check)       (month)
     $20 minimum for Government Income Series and Tax Free Series; $100 minimum for Primary Series.
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    / / OTHER PAYMENT METHODS
      / / Billing-Franchise # ------             / / Military Allotment                  / / Civil Service Allotment
                                                    Complete Form 9341                      Complete Form 9340

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4   FUND SELECTION(S) & DISTRIBUTION OPTION

    Please check the box beside the name of each fund being purchased, select reinvest or cash for dividends and capital gains, and specify the dollar amount of each purchase.

    X                   FUND NAME                         DIVIDENDS                  CAPITAL GAINS             AMOUNT
            Government Income Series ($100 min)   / /  Reinvest  / /  Cash     / /  Reinvest  / /  Cash     $
            Tax Free Series ($100 min)            / /  Reinvest  / /  Cash     / /  Reinvest  / /  Cash     $
            Primary Series ($1,000 min)           / /  Reinvest  / /  Cash     / /  Reinvest  / /  Cash     $
            Insurance, if any                                                                               $

    ALL DISTRIBUTIONS MUST BE REINVESTED IF A WITHDRAWAL PLAN IS ELECTED. ALL DISTRIBUTIONS WILL BE REINVESTED UNLESS CASH IS CHECKED ABOVE.

    ----------------------------------------------------------------------------
    Fill in ONLY if distribution checks are to be mailed to you at another address or paid to someone other than the registered owner(s) as shown above.
    Name:   ____________________________________________________________________
    Address: ___________________________________________________________________
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5   SYSTEMATIC WITHDRAWAL

    A Systematic Withdrawal Plan (SWP) is available to shareholders who own shares of the Fund worth $5,000 or more. SWP is subject to restrictions described in the Fund's Prospectus.
    THIS OPTION WILL BEGIN THE MONTH FOLLOWING RECEIPT OF THIS REQUEST.
    1.  The amount of each withdrawal shall be $______________________________.
    2.  Systematic withdrawals shall be made (choose one only):
                    / / Monthly  / / Quarterly (Mar, June, Sept,
                       Dec)  / / Semi-Annually  / / Annually

    3. Please have my withdrawals mailed. I understand that the SWP checks will be made payable to me and sent to my account mailing address unless a special designation is referenced below:
        Withdrawals are to commence on or around the 20th of _______________ (Month, Year).
--------------------------------------------------------------------------------

      Fill in ONLY if SWP checks are to be mailed to you at another address or paid to someone other than the registered owner(s) as shown above. If check is to be sent to a bank account, provide a void check.
      Name:   __________________________________________________________________
      Address: _________________________________________________________________

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6   LETTER OF INTENT (Not Applicable to Primary Series)

    Under the terms of the current prospectus, I intend to purchase, within thirteen months from the date of receipt, shares of one or more of the American National Funds Group and/or Government Income and/or Tax Free Series (Excluding the Primary Series). The total amount of my purchase (at the offering price on the date of receipt by the transfer agent) will equal an aggregate amount not less than:

/ / $50,000*  / / $100,000** / / $250,000 / / $500,000  / / $1,000,000 / / $1,500,000

(*Growth, Income and Triflex Funds Only) (**Government Income Series and Tax Free Series Only)

Shares of the named Funds owned by me at the date of this Letter (including shares owned by my spouse and our children who are under the age of majority or such other persons as described in a "single purchaser" in the current prospectus) are held in the below-specified accounts (Please Print):

FUND NAME  ACCOUNT NUMBER  ACCOUNT REGISTRATION  OWNER'S RELATIONSHIP TO INVESTOR*


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  *Must be self, spouse or child; if child, indicate current age

/ / This is a new Letter of Intent. Date
------------------------------.
/ / This is an existing Letter of Intent. The Letter of Intent was signed on
    (date) __________________ for (amount) $__________________

      This LOI expires on the earlier of (1) 13-months from the date of first purchase, or (2) the release to me of my shares held in escrow. Additionally, escrow shares are not subject to the exchange privilege and, unless agreed to by SM&R, will not be released unless my intended investment, equals or exceeds the specified amount.
--------------------------------------------------------------------------------
7   RIGHT OF ACCUMULATION (Not Applicable to Primary Series)

    If account is entitled to a Reduced Sales Charge under the terms of the current Prospectus, please provide the following information.

FUND NAME  ACCOUNT NUMBER  ACCOUNT REGISTRATION  OWNER'S RELATIONSHIP TO INVESTOR

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--------------------------------------------------------------------------------
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8   SIGNATURE(S) & CERTIFICATION

    I/We hereby authorize Securities Management and Research, Inc. ("SM&R"), or its duly authorized agents, as agent for the SM&R Capital Funds, Inc., to honor any requests made in accordance with the terms of this application, and I/we further affirm that neither SM&R ("Transfer Agent") nor SM&R Capital Funds, Inc. shall be held liable for any loss, liability, cost or expense for acting in accordance with this application, or any section thereof. I/We certify that I/we have full right, power, authority and legal capacity to purchase shares and affirm that I/we have received and read the Prospectus and agree to its terms. Under penalties of perjury, I/we certify
    (1)  that  the  number  shown  on  this  form  is  my/our  correct  taxpayer identification number and (2) that I/we are not subject to backup withholding either because (a) I/we are exempt from backup withholding, or
    (b) I/we have not been notified by the Internal Revenue Service that I/we are subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me/us that I/we are no longer subject to backup withholding. If you have been notified by the Internal Revenue Service that you are currently subject to backup withholding, strike out phrase (2) above.
--------------------------------------------------------------------------------
INDIVIDUAL (OR CUSTODIAN)                                                   DATE
--------------------------------------------------------------------------------
CO-OWNER (OR CORPORATE OFFICER, PARTNER OR TRUSTEE)                         DATE
--------------------------------------------------------------------------------
(IF APPLICABLE, TRUSTEE)                                                    DATE
--------------------------------------------------------------------------------
(IF APPLICABLE, TRUSTEE)                                                    DATE
--------------------------------------------------------------------------------

9   REPRESENTATIVE INFORMATION

    / / Yes, I have completed and attached "Investor Suitability Form" new account information (Form 8045).

    / / Primary Series Account Only Information (Form 9354), if applicable.
    ----------------------------------------------------------------------------
      Representative Name (print)

     ---------------------------------------------------------------------------
      Representative Signature

     ---------------------------------------------------------------------------
      SM&R Representative Social Security Number
--------------------------------------------------------------------------------
10   DEALER INFORMATION, if applicable

    ----------------------------------------------------------------------------
      Dealer Name

     ---------------------------------------------------------------------------
      Dealer Representative Name (print)                   Representative Number

     ---------------------------------------------------------------------------
      Dealer/Representative Signature

     ---------------------------------------------------------------------------
      SM&R Dealer Number (Internal Use Only)

                             PRE-AUTHORIZED CHECK PLAN
                                   AUTHORIZATION
    I hereby authorize _________________________________________________________
                                           Name of bank               Branch
    of ________________________________________________________________ to honor
                         City                                 State

    pre-authorized checks drawn on me by SECURITIES MANAGEMENT & RESEARCH, INC., One Moody Plaza, Galveston, Texas 77550, and to charge such checks against my checking account until further notice to you from me. I agree there will be no liability incurred by you for payment or non-payment of any such checks drawn on me.
    _____________            ___________________________________________________
       Date                                 Signature of Customer

                                                (To be completed by SM&R Home Office)
  ----------------------------------------------------------------------------------              ----------------------------------
                 Date first check to be deposited by SM&R                                                Transit Number
   32    31    30    29    28    27    26    25    24    23    22    21    20    19    18    17    16    15    14    13

--------------------------------------------------------------------------------

  Securities Management & Research, Inc. - One Moody Plaza - Galveston, Texas
                                     77550

                                 AUTHORIZATION

I hereby authorize SECURITIES MANAGEMENT & RESEARCH, INC. to deposit pre-authorized checks:

/ / Monthly                                   / / New Account
/ / Quarterly                                 / / Existing Account
/ /  7th                                      / / Bank Change
/ / 21st                                      / / Accumulation Account
/ / Growth Fund $ ------------                / / IRA Account
/ / Income Fund $ ------------                / / Profit Sharing Account
/ / Triflex Fund $ ------------               / / Pension Account
/ / Government Income Series $ ------------
/ / Tax Free Series $ ------------
$20 minimum per Fund.
/ / Primary Series $ ------------
$100 minimum investment.

Credit to the Account of:
------------------------------------      ---------------------------
   Exact Name on Registration               Fund Account No.(s), if known
I agree that if, at any time, such checks are not honored for payment by said bank, the pre-authorized check plan shall be discontinued. I further understand that all shares purchased and credited to the above named are conditional, being subject to checks being honored for payment by said bank.

------------------         ---------------------------------------
      Date                     Signature of Customer

 A "VOIDED" CHECK MUST BE ATTACHED TO REVERSE OF BOTTOM HALF OF AUTHORIZATION.

Form 8006
Rev. 8/93

To: The bank named on the reverse side

In order to induce you to comply with the request of your customer to provide the service authorized on the other side of this card, Securities Management & Research, Inc. of Galveston, Texas, (the "Company") undertakes and agrees:

(1) To indemnify you and hold harmless from any loss you may suffer as a conse-quence of your action resulting from or in connection with the execution and issuance of any check or drafts, whether or not genuine, purporting to be executed or issued by or on behalf of the Company and received by you in the regular course of business for the purpose of payment in connection with the authorization signed by your depositors, including any costs or expenses reasonably incurred in connection therewith. In the event that any such check or drafts should be dishonored, whether with or without cause and whether intentionally or inadvertently, to indemnify you for any loss even though dishonor results in the forfeiture of insurance.

(1) To refund to you any amount erroneously paid by you to the Company on any such check or draft if claim for the amount of such erroneous payment is made by you within twelve months of the date of check or drafts on which such erroneous payment was made.

                                          Michael W. McCroskey, President

                                          Securities Management & Research, Inc.

Authorized in a resolution adopted by the Board of Directors of Securities Management & Research, Inc., of Galveston, Texas on September 14, 1967.

                           STAPLE VOIDED CHECK BELOW

--------------------------------------------------------------------------------

INVESTOR SUITABILITY FORM
NEW ACCOUNT INFORMATION

This form must accompany all applications
to establish new accounts in the American
National Funds Group, SM&R Capital Funds, Inc.,
and other mutual funds
--------------------------------------------------------------------------------
Date                     Registered Representative
--------------------------------------------------------------------------------
Order
Received / / By Telephone / / By Letter / / In Person / / Other _________
--------------------------------------------------------------------------------
A. BUY     Name of Security Being Purchased
                                                        Distribution Option
                                                        / / Cash (Indicate
____________ Shares or $ ____________ of ____________
                                                           / / Mo.  / / Qtrly
------------------------------
                                                           / / Semi-Annual)
                                                        / / Reinvest
B. SECURITIES REGISTRATION OF CUSTOMER
--------------------------------------------------------------------------------
Name(s) and Age(s)

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------

Social Security No. (Individual, Joint Accounts         Taxpayer ID No. (Trust, Estate, Pension Trust,
Custodial Accounts for Minors)                          Corporation, Partnership, etc.)

--------------------------------------------------------------------------------

C. SOURCE OF FUNDS FOR INVESTMENT
     A. / / Current Earnings    C. / / Gift or Inheritance           E. / / Death Benefit       G. / / Other Policy Proceeds
     B. / / Savings             D. / / Sale of Assets                F. / / Maturity Proceeds   H. / / ---------------------

--------------------------------------------------------------------------------
D. Is the Customer or proposed Customer employed by or associated with a member of the NASD or NYSE?
    / / Yes  / / No
If he/she is, provide the name, address and phone number of the firm:

--------------------------------------------------------------------------------
E.  PERTINENT ADDITIONAL INFORMATION (CHECK APPROPRIATE BOXES)

/ / Application Attached                                        / / Check Attached Payable To:
/ / Prototype Attached (IRA, TSA, Pension/Profit Sharing)
                                                                -------------------------------------------
/ / Letter of Intent Dated ------------ for $ ------------      / / Other ------------------------------------
/ / Signed Arbitration Agreement (reverse side.)
/ / Signed Statement of Refusal to Provide Financial Information, if applicable (reverse side.)

--------------------------------------------------------------------------------

------------------------------------------------  ---------------------------------------------------------
Registered Representative's Signature             Personal Code Number

---------------------------------------           ---------------------------------------------------------
B/O--PSO#                                         Home Office Approval                       Date Received

--------------------------------------------------------------------------------

                    SIGNATURE REQUIRED ON THE REVERSE SIDE.

INVESTMENT SUITABILITY--TO BE COMPLETED BY REGISTERED REPRESENTATIVE AND INDIVIDUAL INVESTOR.

NASD rules require the Registered Representative to have reasonable grounds for believing that any sale is suitable for the customer. Therefore, Registered Representatives are required to make inquiries concerning the financial condition of a proposed purchaser (the "Purchaser") of securities. Purchasers are urged to supply such information so that the representative can make an informed judgment as to the suitability for a particular Purchaser of securities. However, Purchasers are not required to divulge such information. If the Purchaser chooses not to do so, the Purchaser must execute Statement of Refusal to Provide Financial Information below signifying his/ her refusal and acknowledge that the representative requested the suitability information.
1.  OCCUPATION _______________________ Phone No. Employer ______________________
    Name and Address of Employer _______________________________________________
    ____________________________________________________________________________

2.   TAX STATUS
     / / Single                      / / Head of Household      / / Married filing separate     / / Other --------------------
     / / Married filing joint        / / Corporation            return
     return or Qualifying widow(er)
         with dependent child
3.   MARITAL STATUS
     A. / / Married                  B. / / Single              C. / / Widowed
4.   DEPENDENTS
     A. / / Spouse                   B. / / Children: Ages --------------------                 C. / / --------------------
5.   PRIMARY PURPOSE OF INVESTMENT:
     INDIVIDUAL                                                 BUSINESS
     A. / / Education                D. / / Tax Shelter         A. / / Retirement Plan          D. / / Buy-Sell
     B. / / Savings                  E. / / ----------------    B. / / Key Man                  E. / / Depreciation Reserve
     C. / / Estate Plan                                         C. / / Deferred Compensation    F. / / --------------------
6.   SOURCE OF CLIENT:
     A. / / Referred Lead            C. / / Direct Mail Reply   E. / / Friend/Relative
     B. / / Advertising              D. / / Existing Client     F. / / ----------------

7.   PERSONAL INVESTMENT ATTITUDES
     Rank the following investment objectives from 1 to 6 with "1" being the most important and "6" being the least important.
     Safety of principal/income      (0-6) ---------   Speculation                     (0-6) ---------
     Moderate Growth                 (0-6) ---------   High Current Income             (0-6) ---------
     Aggressive Growth               (0-6) ---------   Tax Liability Reduction         (0-6) ---------
     Please indicate the Preferred Risk Level which best describes the risk-reward relationship with which you are generally most comfortable.
     (Check Only one.)
     Limited (L)  / /            Moderate (M)  / /            Higher (H)  / /

8.   PERSONAL INVESTMENT GOALS
     1.   Are you planning any major expenditure greater than 10% of your investment assets:
          a. Within the next year:    / / Yes  / / No    b. Within the next 5 years:    / / Yes  / / No    c. Within 5 to 10
          years:    / / Yes  / / No
     2.   Are you planning to provide for your children's higher education:      / / Yes  / / No
          If yes, what percent do you plan to provide: ----------------  (1% - 100%)
     3.   Are you concerned with having adequate income during retirement:      / / Yes    / / No
     4.   Are you responsible for the financial welfare of anyone other than your immediate family (i.e. alimony, child, or
          parental support, etc.)  / / Yes    / / No

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Estimated Annual Income      Estimated Net Worth     Life Insurance Face Amount       Is the applicant a policyholder of
$                            $                       $                                American National?
                                                                                      / / Yes        / / No

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STATEMENT OF REFUSAL TO PROVIDE FINANCIAL INFORMATION (SIGNATURES REQUIRED ONLY IF INFORMATION NOT PROVIDED.)
I fully understand that the Registered Representative, acting on behalf of Securities Management and Research, Inc., has requested the above suitability information to determine whether my purchase of securities is an appropriate investment considering my financial condition. I refuse to provide the requested information and by my/ our signature(s) below agree not to seek rescission of the policy or mutual fund investment or damages based on its unsuitability.

------------------------------------------------------------------------------  ----------------------------------------------------
Signature of Purchaser                                                          Signature Joint Owner (Must sign)

PURCHASER AGREEMENT TO ARBITRATION (SIGNATURES REQUIRED FOR ALL ACCOUNTS ESTABLISHED) THIS SECTION IS NOT APPLICABLE TO MISSOURI RESIDENTS.
This agreement shall inure to the benefit of your successors and assigns, shall be binding on the undersigned, his heirs, executors, administrators and assigns, and shall be governed by the laws of the State of Texas. I understand that I have the right to any dispute between us arising under the federal securities laws resolved through litigation in the courts. In lieu of using the courts, we may agree, after any such dispute has arisen, to settle it by arbitration before an appropriate tribunal. However, I understand that any other dispute between us arising out of any transaction or this agreement shall be settled by arbitration before the National Association of Securities Dealers, Inc., which must be commenced by a written notice of intent to arbitrate, judgment upon any award rendered may be entered in any appropriate court.

------------------------------------------------------------------------------  ----------------------------------------------------
Signature of Purchaser                                                          Signature Joint Owner (Must sign)
Form 8045
Rev 2/92

  SM&R's business holiday's are Good Friday, Labor Day, Thanksgiving Day, the Friday following Thanksgiving Day, two (2) days at Christmas and New Years Day. If Christmas Day is a weekday other than Monday, Christmas Day and Christmas Eve Day are business holidays. If Christmas Day is Monday, Christmas Day and the preceding Friday will be business holidays. If Christmas Day is a Saturday, the preceding Thursday and Friday will be business holidays. If Christmas Day is a Sunday, the preceding Friday and the following Monday will be business holidays. If New Years Day is a Saturday the preceding Friday will be a business holiday and if New Years Day is a Sunday the following Monday will be a business holiday.

DETERMINATION OF OFFERING PRICE

  The offering price for shares of each Series is determined once each day that such Series' net asset value is determined. Net asset value per share is determined by dividing the market value of the securities owned by the Series, plus any cash or other assets (including dividends accrued but not collected), less all liabilities of such Series (including accrued expenses but excluding capital and surplus), by the number of shares of the Series outstanding. Net asset value is currently determined as of 3:00 p.m., Central Time on each business day and on any other day in which there is a sufficient degree of trading in such Series' investment securities that the current net asset value of such Series' shares might be materially affected by changes in the value of its portfolio of investment securities. Each Series of the Fund reserves the right to compute such Series' net asset value at a different time, or to compute such value more often than once daily as provided in the Fund's current prospectus.

  The offering price for shares of the Government Income Series and the Tax Free Series is that Series' net asset value plus the sales charge computed at the rates set forth in the applicable tables below. Shares of the Primary Series may be purchased without a sales charge. Accordingly, the offering price for shares of the Primary Series is that Series' net asset value. During such times that the Primary Series is invested primarily in commercial paper having maturities of less than sixty (60) days, the offering price for such series will be relatively stable. However, even during such times, the Primary Series cannot assure a dollar for dollar return on the amount invested.

  For a more complete description of the procedures involved in valuing various fund assets, see "Offering Price" in the Fund's Statement of Additional Information.

GOVERNMENT INCOME SERIES AND TAX FREE SERIES

                                                                     (2)
                                             (1)              Sales Charge as a                 (3)
                                      Sales Charge as a         Percentage of          Discount to Selected
                                        Percentage of             Net Amount          Dealers as a Percentage
Amount of Investment                    Offering Price             Invested              of Offering Price
Less of $100,000                                4.5%                    4.7%                      4.0%
$100,000 but less than $250,000                 3.5%                    3.6%                      3.0%
$250,000 but less than $500,000                 2.5%                    2.6%                      2.0%
$500,000 but less than $1,000,000               1.5%                    1.5%                      1.0%
$1,000,000 but less than
$1,500,000                                      1.0%                    1.0%                      0.8%
$1,500,000 and over                             0.5%                    0.5%                      0.3%*

* Such discount may result in such dealers being deemed to be underwriters for purposes of the Securities Act of 1933.

  The reduced sales charge rates set forth above apply to purchases of the Government Income Series and Tax Free Series, either singly or in combination with purchases of shares of the American National Funds Group at the respective sales charges applicable to each, made at one time by:

    (1) Any individual;

    (2) Any individual, his or her spouse, and trusts or custodial agreements for their minor children;

    (3) A trustee or fiduciary of a single trust estate or single fiduciary account.

  Purchases in the Government Income Series will also receive a reduction in sales charge pursuant to the rates set forth in the table above for purchases either singly or in combination with purchases of shares of the American National Funds Group at the respective sales charges applicable to each, made at one time by:

    (1) Tax-exempt organizations specified in Sections 501(c)(3) or (13) of the Internal Revenue Code, or employees' trusts, pension, profit-sharing, or other employee benefit plans qualified under Section 401 of the Internal Revenue Code; and

    (2) Employees or employers on behalf of employees under any employee benefit plan not qualified under Section 401 of the Internal Revenue Code.

  Furthermore, purchases by any "company" or employee benefit plans not qualified under Section 401 of the Internal Revenue Code will qualify for the above quantity discounts only if the Government Income Series will realize economies of scale in sales effort and sales related expenses as a result of the employer's or the plan's bearing the expense of any payroll deduction plan, making the Fund prospectus available to individual investors or employees, forwarding investments by such employees to the Fund, and the like.

MEMBERS OF ASSOCIATIONS

  The following breakpoints apply to purchases made at one time by members of non-profit business, trade, professional or similar associations with an active membership of at least 1,000 persons:

                                             (1)                     (2)                        (3)
                                      Sales Charge as a       Sales Charge as a        Discount to Selected
                                        Percentage of         Percentage of Net       Dealers as a Percentage
Amount of Investment                    Offering Price         Amount Invested           of Offering Price
Less than $250,000                              3.5%                    3.6%                      3.0%
$250,000 but less than $500,000                 2.5%                    2.6%                      2.0%
$500,000 but less than $1,000,000               1.5%                    1.5%                      1.0%
$1,000,000 but less than
$1,500,000                                      1.0%                    1.0%                      0.8%
$1,500,000 and over                             0.5%                    0.5%                      0.3%*

* Such discount may result in such dealers being deemed to be underwriters for purposes of the Securities Act of 1933.

  All direct sales expenses, including the cost of prospectuses for prospective shareholders, are paid by SM&R, and no sales expense is borne by the Fund.

SPECIAL PURCHASE PLANS

  The Fund offers the following services to its shareholders to facilitate investment in the Fund. At this time, there is no charge to the shareholder for these services. For additional information contact your registered representative or SM&R.

RIGHT OF ACCUMULATION--Dollar amount(s) of shares being purchased plus the current offering value of your combined holdings of the Government Income Series, the Tax Free Series and the American National Funds Group (the Government Income Series, the Tax Free Series and the funds in the American National Funds Group, shall be collectively referred to hereinafter as the "Group"). Shareholders of the Government Income Series or the Tax Free Series must, at the time of purchase, give their representative or SM&R a list of other accounts maintained in the Group to qualify for this privilege. There is no retroactive reduction of the sales charge for shares previously purchased. When necessary, SM&R has the right to require verification of holdings to be included in determining the applicable sales charge.

LETTER OF INTENT--An investor may immediately qualify for a reduced sales charge on purchases of shares of the Group by completing the Letter of Intent section of the application. Under a Letter of Intent an investor expresses an intention to invest during the next 13 months a specified amount in the Group which, if made at one time, would qualify for a reduced sales charge. A minimum initial investment equal to ten percent (10%) of the amount necessary for the applicable reduced sales charge is required when a Letter of Intent is executed. Five percent (5%) of the total intended purchase amount will be held in escrow in shares of the Group registered in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. Shares held in escrow under a Letter of Intent are not subject to the exchange privilege until the Letter of Intent is completed or canceled. A Letter of Intent does not represent a binding obligation on the part of the investor to purchase or the Group to sell the full amount of shares specified. (See the Investor's Letter of Intent on the Application and "SPECIAL PURCHASE PLANS" in the Statement of Additional Information.)

GROUP SYSTEMATIC INVESTMENT PLAN--A group of 5 or more employees may initially invest a minimum of $100 ($20 per individual) in the Government Income Series or Tax Free Series followed by additional payments of at least $20 for each individual investing under a single payroll deduction plan. Any such plan may be terminated by SM&R or the shareholder at any time upon sixty (60) days written notice.

PURCHASES AT NET ASSET VALUE--After written request to SM&R, shares of the Government Income Series and the Tax Free Series may be sold without a sales charge to: (a) present and retired directors, officers and full-time employees of the Fund; (b) present and retired directors, officers, registered representatives and full-time employees of SM&R and their spouses; (c) present and retired officers, directors, insurance agents and full-time employees and their spouses of American National and its subsidiaries and its "affiliated persons," as defined in the Investment Company Act of 1940, and of any corporation or partnership for which any of American National's present directors serve as a director or partner, and their spouses; (d) present and retired partners and full-time employees of legal counsel to SM&R and officers and directors of any professional corporations which are partners of such legal counsel and their spouses; (e) any trust, pension, profit-sharing, IRA or other benefit plan for any of such persons mentioned in (a), (b), (c) or (d), their spouses or their minor children; (f) custodial accounts for minor children of such persons mentioned in (a), (b), (c) or (d) pursuant to the Uniform Gifts to Minors or Uniform Transfers to Minors Acts; (g) persons who have received a distribution from a pension, profit-sharing or other benefit plan, to the extent such distribution represents the proceeds of a redemption of shares of the Government Income Series and/or any fund in the Group; (h) persons receiving rebated amounts through ANPAC's "Cash Back Program" to the extent the proceeds represent the amount of the rebate and (i) trust companies and bank trust departments for funds over which they exercise exclusive discretionary investment authority or they serve as a directed trustee and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

  Shares of the Tax Free Series may also be purchased without a sales charge, upon proper notification to SM&R, by those individuals mentioned in (a), (b),
(c), (d), (g), (h) and (i) above.

PRE-AUTHORIZED CHECK PLANS--An investor may invest in shares of each Series through the use of a pre-authorized check plan ($20 dollars or more in the case of investments in the Government Income Series and Tax Free Series and $100 dollars or more in the case of investments in the Primary Series). Such purchases are processed on or about the 7th and 21st of each month and each investor may invest in up to five different accounts in the Group on either date. Such purchases will enable an investor in the Government Income Series to lower his or her average cost per share through the principle of "dollar cost averaging". As discussed earlier, (See DETERMINATION OF OFFERING PRICE) the Primary Series may have a relatively stable price per share. During such times, the benefits of "dollar cost averaging" may not be available to investors in such Series. (See "SPECIAL PURCHASE PLANS" in the Statement of Additional Information.)

EXCHANGE PRIVILEGE--SM&R desires to make it convenient for all shareholders to exchange from one Series to another within the Fund and the American National Funds Group without the payment of an exchange fee. However, some Series and some members of the American National Funds Group have no sales charges and/or variable sales charges which complicates the exchange process. In an effort to simplify the procedure, but at the same time consistently treat all investors the same, the following rules and procedures have been adopted.

  Shares held in accounts opened for more than one (1) year may be exchanged on the basis of their respective net asset values, without a sales charge. This privilege is only available in states where the various members of the Group are registered and the exchange may be legally made. The Exchange Privilege is not available to shareholders of the Primary Series.

  Shares of any Series or fund held in escrow under a Letter of Intent are not eligible for the exchange privilege and will not be released unless the Letter of Intent balance invested during the period equals or exceeds the Letter of Intent amount or the shareholder requests, in writing, that the Letter of Intent be canceled and adjustments made prior to the exchange.

  Shares of the Primary Series acquired through an exchange from one of the members of the Group and all additional shares acquired through reinvested dividends on such exchanged shares may be RE-EXCHANGED for shares of the members of the Group. RE-EXCHANGES may not be effected through the use of the Primary Series check writing option. (See "Check Writing Option") The RE-EXCHANGE privilege may not be used to avoid payment of a differential in sales charge between the members of the Group.

  To effect an exchange or re-exchange (a) a prospectus must be provided to the investor covering the shares to be taken in exchange; (b) written authorization requesting the exchange and advising that such exchange is eligible for reduced or no sales charges must be received by SM&R; (c) an appropriate application must be completed if an account does not presently exist in the Series or fund shares being exchanged to; and (d) the amount being exchanged must at least equal the minimum initial or subsequent investment amounts, whichever is applicable. SM&R reserves the right, upon sixty (60) days prior written notice, to restrict the frequency of or to otherwise modify, condition, terminate or impose additional charges upon the exchange privilege. Furthermore, the exchange of a Series or fund shares may constitute a sale of shares which represents a taxable event.

  Any gain or loss realized on such an exchange may be recognized for federal and state income tax purposes. The investor should consult its own tax adviser for the treatment of exchanges for tax purposes.

RETIREMENT PLANS

  The following retirement plans may be funded with shares of the Government Income Series or the Primary Series: Individual Retirement Accounts (IRAs); Simplified Employee Pension Plans (SEPs); 403(b) Custodial Accounts (TSAs) and corporate retirement plans. Information concerning IRAs and TSAs and the forms necessary to adopt such plans, can be obtained by contacting your registered representative or calling SM&R. A regular Fund application should be used when establishing a corporate retirement plan. The minimum initial purchase for each Series is $100. The minimum subsequent purchase is $20 for the Government Income Series and $100 for the Primary Series. SM&R acts as trustee or custodian for IRAs, SEPs and TSAs for the Fund. An annual custodial fee of $7.50 will be charged for any part of a calendar year in which an investor has an IRA, SEP or TSA in the Fund and will be automatically deducted from each account. Documents and forms containing detailed information regarding these plans are available from your representative or SM&R. An individual considering a retirement plan may wish to consult with an attorney or tax adviser.

  Because IRAs, SEPs, TSAs, other tax exempt persons and other qualified plans are exempt from federal income tax, they will be unable to benefit from the general tax-exempt nature of the Tax Free Series. Accordingly, the Tax Free Series is not generally considered to be suited for such plans or persons.

DIVIDENDS AND DISTRIBUTIONS

  The Government Income Series and Tax Free Series will declare and pay dividends from net investment income monthly and net realized short-term or long-term capital gains, if any, annually.

  At 3:00 p.m., Central Time, on each day that the Exchange is open for trading other than SM&R's business holidays described above, the Primary Series will declare a dividend of all of its net investment income to shareholders already of record. Such dividends will be paid monthly.

  Unless the shareholder elects otherwise in writing to SM&R or on the application, dividends and capital gains will be automatically reinvested in the shareholder's account in additional shares of the respective Series making such distribution. Such reinvestment will be made at the net asset value on the distribution date, without sales charge. Dividends and capital gains declared in December to shareholders of record in December and paid the following January will be taxable to shareholders as if received in December. This is a convenient way to accumulate additional shares and maintain or increase the shareholder's earning base. Of course, any shares so acquired remain at market risk.

  Shareholders have the right to change their election with respect to the receipt of distributions by notifying SM&R in writing, but any such change will be effective only as to distributions for which the record date is seven or more business days after SM&R has received the shareholder's written request.

  In order to be entitled to a dividend, an investor must have acquired shares of a series prior to the close of business on the record date. A shareholder should be cautioned, however, before purchasing shares of a series immediately prior to a distribution. Dividends and distributions paid by the Fund have the effect of reducing net asset value per share on the record date by the amount of the payment. Therefore, a dividend or distribution of record shortly after the purchase of shares by an investor represents in substance, a return of capital.

TAXES

  Each Series of the Fund is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in a timely manner, therefore, it is not expected that the Fund will be required to pay federal income taxes.

  For federal income tax purposes, any income dividends derived from taxable investments which the shareholder receives from such Series of the Fund, as well as any distributions derived from net short-term capital gain are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares. Distributions derived from net long-term capital gain will be taxable as long-term capital gains regardless of the length of time the shareholder has owned such Series' shares and regardless of whether such distributions are received in cash or in additional shares. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous years.

  The Tax Free Series expects the dividends it pays to shareholders from interest on municipal securities generally to be exempt from federal income tax because the Series intends to satisfy certain requirements of the Internal Revenue Code, as amended. Such exempt-interest dividends are derived from interest income exempt from regular federal income tax, and not subject to regular federal income tax for the Series' shareholders. Shareholders will, however, be required to disclose on their federal income tax return the amount of tax-exempt interest earned during the year, including exempt-interest dividends received.

  Current federal tax law limits the types and volume of securities qualifying for the federal income tax exemption of interest and makes interest on certain tax-exempt securities and distributions by the Tax Free Series of such interest a tax preference item for purposes of the individual and corporate alternative minimum tax. All exempt-interest dividends may affect a corporate shareholder's alternative minimum tax liability. Current federal tax law may also affect the availability of municipal obligations for investment by the Series and the value of the Series' portfolio.

  Redemptions and exchanges of shares in each Series of the Fund are taxable events on which a shareholder may realize a gain or loss. Shareholders of the Tax Free Series should be careful about redeeming shares immediately prior to the record date of an "exempt-interest dividend" because the redemption may cause the shareholder to realize a taxable gain even though a portion of the redemption proceeds may represent a pro rata share of tax exempt interest earned by the Series. Shareholders should consult with their tax advisers concerning the tax reporting requirements in effect on the redemption or exchange of such shares.

  The Fund may be required to report to the Internal Revenue Service ("IRS") any taxable dividends or other reportable payment (including share redemption proceeds) and withhold 31% of any such payments made to individuals and other non-exempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Application. A shareholder may also be subject to backup withholding if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.

  Shareholders who are not U.S. persons for purposes of federal income taxation should consult with their financial or tax advisors regarding the applicability of U.S. withholding taxes to distributions received by them from the Fund.

  Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met within the fund.

  At the end of each calendar year, the Fund will advise its shareholders regarding the tax status of all distributions made during each taxable year, including the portion of the dividends which comprise taxable income, exempt income and interest income that is a tax preference item under the alternative minimum tax. Shareholders should consult their own tax advisers with respect to the application of their state and their local tax laws to these distributions and redemption proceeds received from the Fund. Additional information regarding taxation is included in the Statement of Additional Information.

  IMPORTANT: The Fund reserves the right to (1) refuse to open an account for any person failing to provide a taxpayer identification number, certified as correct and (2) close an account by redeeming its shares in full, at the then current net asset value, upon receipt of notice from the IRS that the taxpayer identification number certified as correct by the shareholder is in fact incorrect.

HOW TO REDEEM

  Shares of the Fund will be redeemed at the net asset value determined on the date the request is received by SM&R in "Proper Form", as defined in "PROPER FORM" below, at no charge. A redemption request must be addressed to Securities Management and Research, Inc., One Moody Plaza, 14th Floor, Galveston, Texas 77550.

  If uncertain of the redemption requirements, investors should call or write SM&R. Payment will be made as soon as practicable and normally within seven days after receipt of a redemption request in Proper Form.

  If the shares being redeemed were purchased by wire, certified check, money order, or other immediately available funds, redemption proceeds will be available immediately. For shares purchased by non-guaranteed funds (such as a personal check), the Fund reserves the right to hold the proceeds until such time as the Fund has received assurance that an investment check has cleared the bank on which it was drawn.

SYSTEMATIC WITHDRAWAL PLAN--The Fund has a Systematic Withdrawal Plan, ("Withdrawal Account") which permits shareholders having an account value of $5,000 or more to automatically withdraw a minimum of $50 monthly or each calendar quarter. The Fund and SM&R discourage shareholders from maintaining a Withdrawal Account while concurrently purchasing shares of the Government Income Series or the Tax Free Series because of the sales charge involved in additional purchases. Dividends and capital gains distributions will automatically be reinvested in additional shares at net asset value. As with other redemptions, a withdrawal payment is a sale for federal income tax purposes. The Systematic Withdrawal Plan will automatically terminate if all shares are liquidated or withdrawn from the account. Certificates are not issued for shares held in a Withdrawal Account and certificates held, if any, must be surrendered when shares are transferred to a Withdrawal Account. No account covered by a Letter of Intent can be changed to a Systematic Withdrawal Plan until such time as the Letter of Intent is fulfilled or terminated, nor can an account under a Systematic Withdrawal Plan be placed under a Letter of Intent.

REINVESTMENT PRIVILEGE--Within ninety (90) days of a redemption (sixty (60) days for qualified plans), a shareholder may invest all or part of the redemption proceeds in shares of any of the funds managed by SM&R at the net asset value next computed after receipt of the proceeds to be reinvested by SM&R. The shareholder must ask SM&R for this privilege at the time of reinvestment. Prior to reinvestment of redemption proceeds, a shareholder is encouraged to consult with his accountant or tax advisor to determine any possible tax ramifications of such a transaction. Each fund managed by SM&R may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of the amendment, suspension or cessation.

  For  further   information  about   the  "Systematic   Withdrawal  Plan"   and
"Reinvestment Privilege", contact a registered representative or SM&R.

"PROPER FORM"--means the request for redemption must include:

1.  your share certificates, if issued;

2. your letter of instruction or a stock assignment specifying the Series, account number, and number of shares or dollar amount to be redeemed. Both share certificates and stock powers, if any, must be endorsed and executed exactly as the Series shares are registered. It is suggested that certificates be returned by certified mail for the investor's protection;

3.  any required signature guarantees (see "Signature Guarantees" below); and

4. other supporting legal documents, if required in the case of estates, trusts, guardianships, divorce, custodianships, corporations, partnerships, pension or profit sharing plans, retirement plans and other organizations.

Please keep in mind that as a shareholder, it is your responsibility to ensure that all requests are submitted to the Fund's transfer agent in Proper Form for processing.

SIGNATURE GUARANTEES--This guarantee carries with it certain statutory warranties which are relied upon by the transfer agent. This guarantee is designed to protect the investor, the Fund, SM&R and its representatives through the signature verification of each investor wishing to redeem or exchange shares. Examples of when signature must guarantees are required are: (1) the proceeds of the redemption exceed $25,000; (2) the proceeds (in any amount) are to be paid to someone OTHER THAN the registered owner(s) of the account; (3) the proceeds (in any amount) are to be sent to any address OTHER THAN the shareholder's address of record, pre-authorized bank account or exchanged to one of the other funds managed by SM&R; (4) share certificates, if the redemption proceeds are in excess of $25,000; or (5) the Fund or its transfer agent believes a signature guarantee would protect against potential claims based on the transfer instructions, including, when (a) the current address of one or more joint owners of an account cannot be confirmed, (b) multiple owners have a dispute or give inconsistent instructions, (c) the Fund or transfer agent have been notified of an adverse claim, (d) the instructions received by the Fund or transfer agent are given by an agent, not the actual registered owner, (e) it is determined that joint owners who are married to each other are separated or may be subject to divorce proceedings, or (f) the authority of a representative of a corporation, partnership, association or other entity has not been established to the satisfaction of the Fund or transfer agent.

  Acceptable guarantees can be obtained from an "eligible guarantor institution" as defined in rules adopted by the Securities and Exchange Commission. Eligible guarantor institutions include banks, brokers, dealers, municipal securities dealers or brokers, government securities dealers or broker, credit unions (if authorized under state law), national securities exchanges, registered securities associations and institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature guarantee medallion program or an SM&R representative who has executed an agreement and received authorization from SM&R. IMPORTANT: Witnessing or notarization is not sufficient.

TEXAS OPTIONAL RETIREMENT PROGRAM GOVERNMENT INCOME SERIES AND PRIMARY SERIES ONLY--Redemption of shares in any account established under the Texas Optional Retirement Program may not be redeemed unless satisfactory evidence is received by SM&R from the state that one of the following conditions exist. (1) death of the employee; (2) termination of service with the employer; or (3) retirement of employee.

EXPEDITED TELEPHONE REDEMPTION PRIMARY SERIES ONLY--Shareholders redeeming at least $1,000 of the Primary Series may redeem by telephoning SM&R at 1-800-231-4639. An authorization form must have been completed and filed with SM&R before a telephone redemption request will be honored. To minimize the risks associated with telephone redemptions, telephone redemptions will only be made after the caller has provided the shareholder's account number and other information deemed appropriate by the transfer agent. To further reduce the risk of an attempted fraudulent use of the telephone redemption procedure, payment will only be made by check to either the bank account designated on the authorization form or, at the shareholder's direction, to purchase shares of one or more of the other American National Funds for the shareholder's account with an identical registration.

  A check will be mailed on the next business day following receipt of the telephone request. There is no charge for this service unless the shareholder requests that the redemption proceeds be wired as provided below.

EXPEDITED WIRE REDEMPTION PRIMARY SERIES ONLY--Shareholders redeeming at least $1,000 of the Primary Series and who have filed an expedited redemption authorization form with SM&R, may at the time of redemption, request that Federal Funds be wired to the bank designated on the form. Redemption proceeds will normally be wired on the next banking day following receipt of the redemption request. However, if the request is received after 3:00 p.m., Central Time, proceeds normally will be wired no later than the second banking day following receipt of the request. There is a $8.00 per transaction fee for this service which will be automatically deducted from the shareholder's account and the fee is subject to change without further notice. Subject to compliance with the same risk minimizing procedures utilized in expedited telephone redemptions, SM&R currently permits shareholder's to request expedited wire redemptions by telephone.

  Despite the precautions stated above, shareholders electing the telephone redemption option and having the option of using the telephone to request an expedited wire redemption are giving up a measure of security that they would have if they were to redeem their shares or request an expedited wire redemption only in writing. If SM&R does not follow the above procedures, the Series' and/or SM&R may be liable for any losses arising from such activity.

CHECK WRITING OPTION PRIMARY SERIES ONLY--A check writing option is available in connection with the Primary Series to investors having $1,000 or more of such Series. $250 is the minimum check amount under the check writing option. This option is not available on IRA's, SEP's or TSA's. Shareholders wishing to avail themselves of this option must complete the check writing option signature card in the prospectus. After obtaining specimen signatures and the fully executed card, SM&R will order checks and arrange for the shareholder's checks to be honored by a bank. Investments made by personal check or third party check will be held for fifteen (15) business days following the investment during which time checks may not be drawn on the amount of such investment. This service may be terminated or suspended or additional charges may be imposed for this service. Shareholders will be provided the initial checkbook free of charge. There will be a $5 fee for re-orders. Shareholders will be allowed to write ten
(10) checks free each calendar quarter.

  When a check is presented for payment, SM&R, as the shareholder's agent, will cause the Fund to redeem a sufficient number of full and fractional shares to cover the amount of the check. Shareholders will continue to be entitled to dividends on their shares up to the time the check is presented to SM&R for payment. If the amount of the check is greater than the value of the shares held in the shareholder's account for more than fifteen (15) business days at the time the check is presented for payment, the check will be returned to the payee as not being covered by sufficient funds, and the shareholder will be subject to extra charges as a result.

NOTE: The Fund reserves the right to redeem shares in any account (which will be promptly paid to the shareholder) if, due to your redemptions, the value of your account falls below $100 in the case of the Government Income Series and Tax Free Series or $1,000 in the Primary Series. You will be notified that the value of your account is less than the required minimum indicated above and allowed at least 60 days to make an additional investment to increase the value of your account above the required minimum.

  Additionally, the Fund reserves the right to close a Tax-Sheltered Retirement Plan Account if there have been no investments in the account during the twelve months prior to notification and the net asset value is less than $100 in the case of the Government Income Series or $1,000 in the Primary Series. Retirement plan participants will be notified that the value of their account is less than the required minimum indicated above and allowed twelve months to make the minimum number of investments necessary to meet the minimum through the appropriate investment means. The Board of Directors may, from time to time, change such required minimum investment.

OTHER INFORMATION CONCERNING THE FUND

SHARING OF FUND EXPENSES. Each Series bears its proportionate share of the Fund's general expenses not susceptible of direct allocation. Such general expenses include the Fund's organizational expenses, directors' fees and joint fidelity bonds, which are pro-rated based on the relative amount of each Series' assets, and prospectus and shareholder report expenses, which are pro-rated based on the relative number of each Series' shareholders. Organizational expenses for the Tax-Free Series were paid by the adviser.

AUTHORIZED STOCK. The authorized capital stock of the Fund consists of Two Hundred Million (200,000,000) shares, par value $.01 per share. The shares of capital stock are divided into three Series: the Government Income Series (50,000,000 shares), the Primary Series (100,000,000 shares) and the Tax Free Series (50,000,000 shares). The shares of each Series, when issued, will be fully paid and non-assessable, will have no conversion or similar rights, and will be freely transferable.

  Each share of stock will have a pro-rata interest in the assets of the Series to which the stock of that class relates and will have no interest in the assets of any other Series. Holders of shares of any Series are entitled to redeem their shares as set forth under HOW TO REDEEM.

VOTING  RIGHTS.   Within the  respective Series,  all shares  have equal voting, participation and liquidation rights, but have no subscription, preemptive, conversion or cumulative voting rights.

  On certain matters, such as the election of directors, all shares of each Series vote together, with each share having one vote. On other matters affecting a particular Series, such as the Investment Advisory Contract or fundamental investment policies, only shares of that Series are entitled to vote, and a majority of the shares of that Series are required for approval of the proposal.

ADDITIONAL INFORMATION. This Prospectus and the Statement of Additional Information referred to on the cover page do not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

  For further information, shareholders may also contact SM&R, whose address and phone number are set forth on the cover of this Prospectus.

--------------------------------------------------------------------------------

APPENDIX
(Description of Ratings Used in Prospectus)
--------------------------------------------------------------------------------

BOND RATINGS

  Description of Standard & Poor's Corporation's bond rating:

AAA Bonds rated "AAA" have the highest rating assigned by Standard & Poor's to debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circum-stances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
BB,B Bonds rated BB, B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  Description of Moody's Investor's Service, Inc.'s bond ratings:

Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds be-cause margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities
A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any

      great  length   of   time.   Such  bonds   lack   outstanding   investment
      characteristics and in fact have speculative characteristics as well.
Ba    Bonds  which are rated  Ba are judged to  have speculative elements; their future cannot  be considered  as  well assured.  Often the  protection  of interest  and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B     Bonds which are rated  B generally lack  characteristics of the  desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Description of Fitch Investors Service bond ratings:

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".
A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and cir-cumstance, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than bonds with higher ratings.

MUNICIPAL NOTE RATINGS

  Description of Moody's Investor Service Inc.'s municipal note ratings:

MIG-1/VMG1  Notes  are  of  the  best quality  enjoying  strong  protection from established cash flows of funds for their servicing or from established and broad- based access to the market for refinancing, or both.
MIG-2/VMG2  Notes are  of  high  quality,  with  margins  of  protection  ample, although not so large as in the preceding group.
MIG-3/VMG3  Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
MIG-4/VMG3  Notes  are of  adequate quality,  carrying specific  risk but having protection and not distinctly or predominantly speculative.

  Description of Standard and Poor's municipal note ratings:

  Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less the ratings below usually will be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1 Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2 Issues carrying this designation have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

  Description of Standard & Poor's Corporation's three highest commercial paper ratings:

  Commercial paper rated "A" by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is generally rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3. A-1 is the highest commercial paper rating assigned by Standard & Poor's Corporation. A-2 is the second highest of such ratings.

  Description of Moody's Investors Service, Inc.'s three highest commercial paper ratings:

  Among the factors considered by Moody's Investors Service, Inc. is assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition of the management of obligations which may be present or may arise as a result of public interest questions and proportions to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating in one of three classifications; P-1, P-2 or P-3. P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. P-2 is the second highest of such ratings.

  Description of Fitch Investors Service commercial paper, medium-term notes, and municipal and investment notes.

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.
F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-5 Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

  Description of Duff & Phelp's two highest commercial ratings:

  Duff & Phelp's commercial paper ratings place emphasis on liquidity, considering not only cash from operations, but access to alternative sources of funds, including trade credit, bank lines and capital markets. Relative differences in strength and weakness is rated by Duff & Phelp's as Duff-1 or Duff-2; Duff-1 being the highest commercial paper rating and Duff-2 being the second highest rating.

  Description of Thompson Bankwatch, Inc.'s two highest commercial ratings:

  Thompson Bankwatch, Inc.'s ratings of United States commercial banks, thrifts, and non-bank banks, non-United States banks, and broker-dealers are based upon among other things, five years's financial information and the issuer's most recent regulatory filings. Relative differences in strength and weakness are rated by Thompson Bankwatch, Inc. as TBW-1 or TBW-2; TBW-1 being the highest commercial paper rating and TBW-2 being the second highest rating.

FEDERAL FUNDS

  As used in this Prospectus and in the Fund's Statement of Additional Information, "Federal Funds" means a commercial bank's deposits in a Federal Reserve Bank which can be transferred from one member bank's account to that of another member bank on the same day. Federal Funds are considered to be immediately available funds.

PROSPECTUS

[American National Logo]

Government
Income Fund
Series

Primary
Fund Series

Tax Free
Fund Series

[SM&R CAPITAL FUNDS LOGO]

Securities Management & Research, Inc.
One Moody Plaza
Galveston, TX 77550

BULK RATE
U.S. POSTAGE
PAID
PERMIT NO. 14
GALVESTON, TEXAS